Derivative financial instruments and hedge accounting (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative financial instruments and hedge accounting
Derivative financial assets	€ 6,264	€ 17,068
Offsetting	(2,895)	(5,863)
Net amount	3,369	11,205
- current	3,323	11,076
- non-current	46	129
Derivative financial liabilities	5,462	15,191
Offsetting	(2,895)	(5,863)
Net amount	2,567	9,328
- current	2,414	9,042
- non-current	153	286
Non-hedging derivatives
Derivative financial instruments and hedge accounting
Derivative financial assets	6,178	16,708
Derivative financial liabilities	5,408	14,855
Non-hedging derivatives | Outright | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets		3
Derivative financial liabilities		12
Non-hedging derivatives | Currency
Derivative financial instruments and hedge accounting
Derivative financial assets	70	114
Derivative financial liabilities	252	288
Non-hedging derivatives | Currency | Currency swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	70	110
Derivative financial liabilities	168	132
Non-hedging derivatives | Currency | Interest rate swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets		1
Derivative financial liabilities	84	144
Non-hedging derivatives | Interest rate risk
Derivative financial instruments and hedge accounting
Derivative financial assets	62	137
Derivative financial liabilities	34	58
Non-hedging derivatives | Interest rate risk | Interest rate swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	62	137
Derivative financial liabilities	34	58
Non-hedging derivatives | Commodity price risk
Derivative financial instruments and hedge accounting
Derivative financial assets	6,046	16,457
Derivative financial liabilities	5,122	14,509
Non-hedging derivatives | Commodity price risk | Futures contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets	3,027	6,886
Derivative financial liabilities	2,905	5,764
Non-hedging derivatives | Commodity price risk | Over the counter contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	2,902	9,571
Derivative financial liabilities	2,103	8,663
Non-hedging derivatives | Commodity price risk | Options | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	106
Derivative financial liabilities	114
Non-hedging derivatives | Commodity price risk | Options | Level 1
Derivative financial instruments and hedge accounting
Derivative financial liabilities		2
Non-hedging derivatives | Commodity price risk | Other contracts | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	11
Derivative financial liabilities		80
Cash flow hedge derivatives
Derivative financial instruments and hedge accounting
Derivative financial assets	86	360
Derivative financial liabilities	13	192
Cash flow hedge derivatives | Interest rate risk
Derivative financial instruments and hedge accounting
Derivative financial assets	6	21
Cash flow hedge derivatives | Interest rate risk | Interest rate swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets		21
Cash flow hedge derivatives | Interest rate risk | Interest rate swap contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets	6
Cash flow hedge derivatives | Commodity price risk
Derivative financial instruments and hedge accounting
Derivative financial assets	80	339
Derivative financial liabilities	13	192
Cash flow hedge derivatives | Commodity price risk | Futures contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets		339
Derivative financial liabilities		192
Cash flow hedge derivatives | Commodity price risk | Over the counter contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	80
Derivative financial liabilities	13
Option contract | Other contracts | Level 3
Derivative financial instruments and hedge accounting
Derivative financial liabilities		144
Option contract | Other contracts | Level 2
Derivative financial instruments and hedge accounting
Derivative financial liabilities	41
Option contract | Currency
Derivative financial instruments and hedge accounting
Derivative financial liabilities	€ 41	€ 144